Summary of Significant Accounting Policies (Details) - Schedule of Revenue from Customers ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Revenue from Customers:
Revenue from customers		₨ 20,748	$ 252.4	₨ 18,341	₨ 15,236
Sale of Power [Member]
Revenue from Customers:
Revenue from customers	[1]	20,744	252.3	17,621	15,133
Others [Member]
Revenue from Customers:
Revenue from customers	[2]	₨ 4	$ 0.1	₨ 720	₨ 103

[1]	Sale of power includes revenue for the recovery of Safe-Guard Duties and Goods and Service Tax, which is linked to generation of Solar units, resulting from the change in law provision of our PPAs, during the year ended March 31, 2022 and 2023 amounting to INR 340 million and INR 267 million (US$3.3 million) respectively.
[2]	Others includes revenue from the sale of carbon credits emissions amounting to INR 720 million and INR 4 million (US$ 0.1 million) during the year ended March 31, 2022 and 2023 respectively.